NET INCOME (LOSS) PER SHARE	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

NOTE 9 — NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the unaudited condensed statement of operations is based on the following:

	For the Three Months Ended June 30, 2022		For the Six Months Ended June 30, 2022
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Common Stock	Common Stock	Common Stock	Common Stock
Basic and diluted net loss per share:
Numerators:
Allocation of net loss	$(394,121)	$(98,530)	$(572,251)	$(143,063)
Denominators:
Weighted-average shares outstanding	6,500,000	1,625,000	6,500,000	1,625,000
Basic and diluted net loss per share	$(0.06)	$(0.06)	$(0.09)	$(0.09)

NOTE 10 — NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the audited statement of operations is based on the following:

	For the Period From
	May 19, 2021
	(inception) through
	December 31, 2021
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income/(loss) per share:
Numerators:
Net income/(loss)	$(144,837)	$(144,837)
Denominators:
Weighted-average shares outstanding	1,001,327	1,560,288
Basic and diluted net income/(loss) per share	(0.14)	(0.09)